Interest-Bearing Loans and Borrowings - Summary of Exchange Offers (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
2.650% Notes due 2021 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Oct. 29, 2019
Issuer	ABIFI
Title of series of notes issued exchanged percentage	2.65%
Title of series of notes issued exchanged due maturity period	Notes due 2021
Original principal amount outstanding	$ 2,449
Currency	USD
2.650% Notes due 2021 [member] | 11 Feb 2019 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Feb. 11, 2019
Issuer	ABIFI
Title of series of notes issued exchanged percentage	2.65%
Title of series of notes issued exchanged due maturity period	Notes due 2021
Original principal amount outstanding	$ 4,968
Principal amount redeemed	$ 2,519
Currency	USD
Floating Rate Notes due 2021 [member] | 11 Feb 2019 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Feb. 11, 2019
Issuer	ABIFI
Title of series of notes issued exchanged due maturity period	Floating Rate Notes due 2021
Original principal amount outstanding	$ 500
Principal amount redeemed	$ 189
Currency	USD
4.375% Notes due 2021 [member] | 11 Feb 2019 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Feb. 11, 2019
Issuer	ABIWW
Title of series of notes issued exchanged percentage	4.375%
Title of series of notes issued exchanged due maturity period	Notes due 2021
Original principal amount outstanding	$ 500
Principal amount redeemed	$ 215
Currency	USD
3.750% Notes due 2022 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Apr. 25, 2019
Issuer	ABIWW
Title of series of notes issued exchanged percentage	3.75%
Title of series of notes issued exchanged due maturity period	Notes due 2022
Original principal amount outstanding	$ 1,249
Currency	USD
3.750% Notes due 2022 [member] | 11 Feb 2019 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Feb. 11, 2019
Issuer	ABIWW
Title of series of notes issued exchanged percentage	3.75%
Title of series of notes issued exchanged due maturity period	Notes due 2022
Original principal amount outstanding	$ 2,350
Principal amount redeemed	$ 1,101
Currency	USD
2.500% Notes due 2022 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Oct. 29, 2019
Issuer	ABIWW
Title of series of notes issued exchanged percentage	2.50%
Title of series of notes issued exchanged due maturity period	Notes due 2022
Original principal amount outstanding	$ 1,704
Currency	USD
2.500% Notes due 2022 [member] | 11 Feb 2019 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Feb. 11, 2019
Issuer	ABIWW
Title of series of notes issued exchanged percentage	2.50%
Title of series of notes issued exchanged due maturity period	Notes due 2022
Original principal amount outstanding	$ 3,000
Principal amount redeemed	$ 1,296
Currency	USD
2.625% Notes due 2023 [member] | 11 Feb 2019 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Feb. 11, 2019
Issuer	ABIFI
Title of series of notes issued exchanged percentage	2.625%
Title of series of notes issued exchanged due maturity period	Notes due 2023
Original principal amount outstanding	$ 1,250
Principal amount redeemed	$ 607
Currency	USD
3.300% Notes due 2023 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Apr. 25, 2019
Issuer	ABIFI
Title of series of notes issued exchanged percentage	3.30%
Title of series of notes issued exchanged due maturity period	Notes due 2023
Original principal amount outstanding	$ 3,114
Currency	USD
3.300% Notes due 2023 [member] | 11 Feb 2019 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Feb. 11, 2019
Issuer	ABIFI
Title of series of notes issued exchanged percentage	3.30%
Title of series of notes issued exchanged due maturity period	Notes due 2023
Original principal amount outstanding	$ 6,000
Principal amount redeemed	$ 2,886
Currency	USD
Floating Rate Notes due 2024 [member] | 11 Feb 2019 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Feb. 11, 2019
Issuer	ABIWW
Title of series of notes issued exchanged due maturity period	Floating Rate Notes due 2024
Original principal amount outstanding	$ 500
Principal amount redeemed	$ 271
Currency	USD
3.500% Notes due 2024 [member] | 11 Feb 2019 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Feb. 11, 2019
Issuer	ABIWW
Title of series of notes issued exchanged percentage	3.50%
Title of series of notes issued exchanged due maturity period	Notes due 2024
Original principal amount outstanding	$ 1,500
Principal amount redeemed	$ 846
Currency	USD
3.700% Notes due 2024 [member] | 11 Feb 2019 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Feb. 11, 2019
Issuer	ABIFI
Title of series of notes issued exchanged percentage	3.70%
Title of series of notes issued exchanged due maturity period	Notes due 2024
Original principal amount outstanding	$ 1,400
Principal amount redeemed	$ 535
Currency	USD
3.65% Notes due 2026 [member] | 11 Feb 2019 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Feb. 11, 2019
Issuer	ABIFI
Title of series of notes issued exchanged percentage	3.65%
Title of series of notes issued exchanged due maturity period	Notes due 2026
Original principal amount outstanding	$ 2,445
Principal amount redeemed	$ 812
Currency	USD
3.650% Notes due 2026 [member] | 11 Feb 2019 [member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Feb. 11, 2019
Issuer	ABC
Title of series of notes issued exchanged percentage	3.65%
Title of series of notes issued exchanged due maturity period	Notes due 2026
Original principal amount outstanding	$ 8,555
Principal amount redeemed	$ 5,064
Currency	USD